Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Shares Held In Trust	Equity Compensation Reserve	Accumulated Other Comprehensive Income	Retained Earnings	Retained Earnings Cumulative effect of change in accounting principle	Total Stockholders' Equity	Total Stockholders' Equity Cumulative effect of change in accounting principle
Balance at Dec. 31, 2019		$ 14	$ 4,088	$ (4)	$ 0	$ 2,539	$ 2,528	$ (55)	$ 9,165	$ (55)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (1,552)						(1,552)		(1,552)
Change in unrealized investment gains and losses, net of tax	1,421					1,421			1,421
Capital contribution			500						500
Shares acquired at cost				(18)					(18)
Shares distributed at cost				18					18
Reserve for equity compensation plans					8				8
Balance at Dec. 31, 2020		14	4,588	(4)	8	3,960	921		9,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,247						3,247		3,247
Change in unrealized investment gains and losses, net of tax	(2,070)					(2,070)			(2,070)
Capital contribution			1,375						1,375
Shares sold in connection with demerger	5		1	4
Reserve for equity compensation plans					(8)				(8)
Balance at Dec. 31, 2021		14	5,964	0	0	1,890	4,168		12,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,813						5,813		5,813
Change in unrealized investment gains and losses, net of tax	$ (7,201)					(7,201)			(7,201)
Remitted return of capital			(600)
Balance at Dec. 31, 2022		$ 14	$ 5,364	$ 0	$ 0	$ (5,311)	$ 9,981		$ 10,048